Item1. Schedule of Investments


 T. Rowe Price Financial Services Fund
 (Unaudited) September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                         Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.5%
 FINANCIALS  98.1%
 Capital Markets  41.8%
 Affiliated Managers Group *                           18,000        964

 AmeriTrade *                                          1,125,000     13,511

 Bank of New York                                      587,000       17,123

 Credit Suisse Group (CHF) *                           120,000       3,834

 Franklin Resources                                    206,000       11,487

 Goldman Sachs                                         105,700       9,855

 Legg Mason                                            235,500       12,545

 Lehman Brothers                                       228,000       18,176

 Mellon Financial                                      587,400       16,265

 Merrill Lynch                                         281,000       13,971

 Morgan Stanley                                        303,000       14,938

 National Financial Partners                           100,000       3,578

 State Street                                          272,000       11,617

 Waddell & Reed Financial, Class A                     164,208       3,613

                                                                     151,477

 Commercial Banks  15.3%
 Boston Private Financial                              147,000       3,669

 Citizens Banking                                      88,000        2,866

 Comerica                                              200,000       11,870

 Royal Bank of Scotland (GBP)                          290,000       8,376

 Silicon Valley Bancshares *                           175,000       6,505

 SunTrust                                              54,813        3,859

 Texas Capital Bancshares *                            150,000       2,723

 U.S. Bancorp                                          425,000       12,282

 UCBH Holdings                                         82,000        3,204

                                                                     55,354

 Consumer Finance  1.2%
 American Express                                      24,000        1,235

 First Marblehead *                                    71,000        3,295

                                                                     4,530

 Diversified Financial Services  11.7%
 Citigroup                                             341,200       15,054

 J.P. Morgan Chase                                     466,000       18,514

 Principal Financial Group                             250,000       8,992

                                                                     42,560

 Insurance  14.8%
 Ambac                                                 20,200        1,615

 American International Group                          110,300       7,499

 Assurant                                              93,000        2,418

 Axis Capital Holdings                                 85,800        2,231

 Berkshire Hathaway, Class A *                         7             607

 Genworth Financial, Class A *                         187,000       4,357

 Hartford Financial Services                           56,000        3,468

 Marsh & McLennan                                      48,000        2,196

 Ohio Casualty *                                       462,000       9,670

 Prudential                                            174,400       8,204

 SAFECO                                                89,500        4,086

 Scottish Annuity & Life                               59,000        1,249

 XL Capital                                            83,000        6,141

                                                                     53,741

 Thrifts & Mortgage Finance  13.3%
 Fannie Mae                                            11,800        748

 Freddie Mac                                           229,500       14,972

 MGIC Investment                                       225,000       14,974

 Radian                                                382,000       17,660

                                                                     48,354

 Total Financials                                                    356,016

 INDUSTRIALS & BUSINESS SERVICES  1.4%
 Industrial Conglomerates  1.4%
 GE                                                    150,000       5,037

 Total Industrials & Business Services                               5,037

 Total Common Stocks (Cost  $297,794)                                361,053

 SHORT-TERM INVESTMENTS  1.0%
 Money Market Fund  1.0%
 T. Rowe Price Reserve Investment Fund, 1.68% #        3,519,163     3,519

 Total Short-Term Investments (Cost  $3,519)                         3,519

 Total Investments in Securities
 100.5% of Net Assets (Cost $301,313)                  $             364,572



 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 CHF  Swiss franc
 GBP  British pound


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Financial Services Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital and a modest level of income.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $301,313,000. Net unrealized gain aggregated $63,259,000 at period-end, of which $66,401,000 related to appreciated investments and $3,142,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004